Equity reserves (Details 4)	12 Months Ended
Dec. 31, 2022 $ / shares shares
Statement [Line Items]
Weighted average remaining contractual life	4 months 13 days
Stock Option Activity
Statement [Line Items]
Option outstanding	1,603,984
Weighted average remaining contractual life	3 years 10 months 2 days
Number of option, exercisable	800,911
Weighted average remaining contractual life,exercisable	3 years 8 months 1 day
Stock Option Activity | March 9, 2027
Statement [Line Items]
Option outstanding	804,158
Exercise price | $ / shares	$ 4.16
Weighted average remaining contractual life	4 years 2 months 8 days
Number of option, exercisable	201,040
Weighted average remaining contractual life,exercisable	4 years 2 months 8 days
Stock Option Activity | June 30, 2026
Statement [Line Items]
Option outstanding	799,826
Exercise price | $ / shares	$ 3.25
Weighted average remaining contractual life	3 years 6 months
Number of option, exercisable	599,871
Weighted average remaining contractual life,exercisable	3 years 6 months